Schedule of Effective Income Tax Rate Reconciliation (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	0.00%	1.43%	21.00%
Change in fair value of conversion feature	1033000000.00%		40.80%
Change in valuation allowance			(61.80%)
Provision (benefit) for income taxes			0.00%